Management fees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property Management Fee [Abstract]
Management fees	$ 11,321	$ 7,543	$ 7,604